AAM S&P 500 High Dividend Value ETF
Schedule of Investments
January 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Communication Services - 9.1%
19,754	AT&T, Inc.	$743,146
51,700	CenturyLink, Inc.	706,222
32,486	Interpublic Group of Companies, Inc.	737,432
9,788	Omnicom Group, Inc.	737,134
12,617	Verizon Communications, Inc.	749,954
		3,673,888
	Consumer Discretionary - 9.2%
84,500	Ford Motor Company	745,290
21,587	Harley-Davidson, Inc.	721,006
16,718	Kohl’s Corporation	714,694
36,660	L Brands, Inc.	849,046
45,322	Macy’s, Inc.	722,886
		3,752,922
	Consumer Staples - 9.0%
15,135	Altria Group, Inc.	719,366
14,160	General Mills, Inc.	739,435
25,008	Kraft Heinz Company	730,234
13,552	Molson Coors Brewing Company - Class B	753,220
8,828	Philip Morris International, Inc.	730,076
		3,672,331
	Energy - 9.0%
6,800	Chevron Corporation	728,552
18,009	Helmerich & Payne, Inc.	730,265
16,345	HollyFrontier Corporation	734,217
13,957	Marathon Petroleum Corporation	760,657
8,520	Valero Energy Corporation	718,321
		3,672,012
	Financials - 9.1%
39,425	KeyCorp	737,642
13,990	Principal Financial Group, Inc.	740,771
8,132	Prudential Financial, Inc.	740,500
48,378	Regions Financial Corporation	753,245
27,064	Unum Group	722,338
		3,694,496
	Health Care - 9.1%
9,104	AbbVie, Inc.	737,606
11,854	Bristol-Myers Squibb Company	746,209
14,131	Cardinal Health, Inc.	723,648
10,647	CVS Health Corporation	722,080
12,043	Gilead Sciences, Inc.	761,118
		3,690,661

	Industrials - 8.7%
4,269	3M Company	677,320
9,552	CH Robinson Worldwide, Inc.	689,845
4,496	Cummins, Inc.	719,225
12,932	Delta Air Lines, Inc.	720,830
7,854	Eaton Corporation plc	741,967
		3,549,187
	Information Technology - 9.1%
2,348	Broadcom, Inc.	716,516
34,600	HP, Inc.	737,672
5,411	International Business Machines Corporation	777,723
12,028	Seagate Technology plc	685,476
21,411	Xerox Holdings Corporation	761,589
		3,678,976
	Materials - 8.9%
15,684	Dow, Inc.	722,562
10,394	Eastman Chemical Company	740,780
17,471	International Paper Company	711,419
8,953	LyondellBasell Industries NV - Class A	697,081
18,576	WestRock Company	724,464
		3,596,306
	Real Estate - 9.0%
44,526	Host Hotels & Resorts, Inc.	727,555
37,371	Kimco Realty Corporation	711,917
5,252	Simon Property Group, Inc.	699,304
8,146	SL Green Realty Corporation	749,758
12,927	Ventas, Inc.	747,956
		3,636,490
	Utilities - 9.4%
37,316	AES Corporation	741,096
9,054	Dominion Energy, Inc.	776,380
10,656	Evergy, Inc.	768,937
15,934	Exelon Corporation	758,299
7,685	WEC Energy Group, Inc.	767,655
		3,812,367
	TOTAL COMMON STOCKS (Cost $40,544,618)	40,429,636

	SHORT-TERM INVESTMENTS - 0.2%
88,426	Invesco Government & Agency Portfolio - Institutional Class 1.49% (a)	88,426
	TOTAL SHORT-TERM INVESTMENTS (Cost $88,426)	88,426
	Total Investments - 99.8% (Cost $40,633,044)	40,518,062
	Other Assets in Excess of Liabilities - 0.2%	63,442
	NET ASSETS - 100.0%	$40,581,504

	Percentages are stated as a percent of net assets.
(a)	Rate shown is the annualized seven-day yield as of January 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020:

AAM S&P 500 High Dividend Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$40,429,636	$-	$-	$40,429,636
Short-Term Investments	88,426	-	-	88,426
Total Investments in Securities	$40,518,062	$-	$-	$40,518,062

For the period ended January 31, 2020, the Funds did not recognize any transfers to or from Level 3.